UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Moderate Allocation Portfolio

(QAAGRX)

This annual shareholder report contains important information about Moderate Allocation Portfolio (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Portfolio	$75	0.70%

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced during the period. After a challenging start to the year, the market experienced a blistering rally through the remainder of the year, as the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and Congress passed tax legislation that should provide some fiscal stimulus to the economy. In addition, policymakers for the European Central Bank reduced short-term interest rates four times in the first half of the year. In Japan, long-term government bond yields climbed as the Bank of Japan raised its benchmark interest rate in January and December.

  Versus the Morningstar Moderate Target Risk Index, security selection among international developed markets stocks contributed to relative results during the period. Additionally, an overweight allocation to cash and a corresponding underweight allocation to bonds were also beneficial.

  On the negative side, an underweight allocation to international equities, including within emerging markets, detracted from relative results. Security selection among U.S. large-cap core equities was also detrimental.

  The portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. It seeks to invest in a diversified portfolio typically consisting of about 60% of its net assets in stocks and 40% of its net assets in bonds, money market securities, and cash reserves.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Fund	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,080	10,024	10,215
2016	10,247	10,123	10,460
2016	10,700	10,660	10,816
2016	10,645	10,786	10,857
2017	11,195	11,532	11,312
2017	11,646	12,024	11,606
2017	12,094	12,647	12,000
2017	12,499	13,372	12,448
2018	12,558	13,244	12,336
2018	12,582	13,314	12,409
2018	12,828	13,884	12,722
2018	11,864	12,113	11,856
2019	12,999	13,588	12,885
2019	13,442	14,079	13,289
2019	13,514	14,075	13,411
2019	14,213	15,335	14,112
2020	12,010	12,059	12,224
2020	13,889	14,376	13,781
2020	14,729	15,545	14,443
2020	16,280	17,828	15,922
2021	16,721	18,643	16,267
2021	17,539	20,021	17,077
2021	17,439	19,810	16,962
2021	17,918	21,133	17,544
2022	16,762	20,000	16,634
2022	14,642	16,868	14,748
2022	13,780	15,717	13,875
2022	14,637	17,252	14,952
2023	15,356	18,512	15,599
2023	15,916	19,656	15,985
2023	15,462	18,987	15,460
2023	16,883	21,082	16,929
2024	17,768	22,810	17,591
2024	18,007	23,464	17,638
2024	18,938	25,016	18,868
2024	18,581	24,769	18,329
2025	18,734	24,441	18,638
2025	19,832	27,258	19,916
2025	20,787	29,336	20,836
2025	21,276	30,302	21,252

202501-4140694, 202601-5112071

E304-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Moderate Allocation Portfolio	14.50%	5.50%	7.84%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.72
Morningstar Moderate Target Risk Index (Strategy Benchmark)	15.95	5.95	7.83

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$219,535
  Number of Portfolio Holdings1,648
  Investment Advisory Fees Paid (000s)$715
  Portfolio Turnover Rate52.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	51.1%
Bond Funds	14.3
Equity Funds	8.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.3
Corporate Bonds	5.0
U.S. Government & Agency Mortgage-Backed Securities	5.0
Asset-Backed Securities	1.8
Non-U.S. Government Mortgage-Backed Securities	0.9
Foreign Government Obligations & Municipalities	0.5
Short-Term and Other	6.3

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Institutional Emerging Markets Equity Fund	5.0%
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.7
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.9
T. Rowe Price Real Assets Fund - I Class	3.8
U.S. Treasury Notes	3.4
U.S. Treasury Bonds	2.9
NVIDIA	2.5
Microsoft	2.3
Federal National Mortgage Assn.	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Moderate Allocation Portfolio

 (QAAGRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
Moderate Allocation Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Moderate Allocation Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 20.94 $ 20.02 $ 17.81 $ 22.63 $ 22.92
Investment activities
Net investment income
(1)(2)
0.50 0.46 0.43 0.31 0.24
Net realized and unrealized gain/loss 2.50 1.55 2.27 (4.45) 2.02
Total from investment activities 3.00 2.01 2.70 (4.14) 2.26
Distributions
Net investment income (0.50) (0.49) (0.44) (0.30) (0.24)
Net realized gain (1.01) (0.60) (0.05) (0.38) (2.31)
Total distributions (1.51) (1.09) (0.49) (0.68) (2.55)
NET ASSET VALUE
End of period $ 22.43 $ 20.94 $ 20.02 $ 17.81 $ 22.63
Ratios/Supplemental Data
Total return
(2)(3)
14.50% 10.06% 15.35% (18.31)% 10.06%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.89% 0.90% 0.90% 0.90% 0.90%
Net expenses after waivers/payments by Price
Associates 0.70% 0.71% 0.71% 0.70% 0.71%
Net investment income 2.26% 2.19% 2.28% 1.60% 1.00%
Portfolio turnover rate 52.8% 59.0% 78.1% 98.9% 82.3%
Net assets, end of period (in thousands) $ 219,535 $ 200,160 $ 183,817 $ 161,984 $ 209,296
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Moderate Allocation Portfolio
December 31, 2025

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES
 1.8%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 100,000 101
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 36
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 100,000 99
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 12,802 13
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 100
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 12,262 12
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 20
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  5,000 5
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  30,000 30
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  20,000 20
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  15,000 15
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  35,000 35
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  15,000 15
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 35
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 20,000 20
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  35,000 36
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  5,000 5
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  90,000 91
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  10,000 10
Shares/Par $ Value
(Cost and value in $000s)
‡
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 208,416 210
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 51,414 52
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 26,343 27
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 75,000 73
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 105,000 107
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 100,000 101
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 100,000 100
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 10,473 11
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 5,000 5
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 49,735 49
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  15,000 15
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 60,403 59
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 48,717 50
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.382%, 1/17/37 (1) 250,000 250
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 50,000 51
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  10,000 10
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  20,000 20
Exeter Select Automobile Receivables
Trust
Series 2025-3, Class A3
4.18%, 12/16/30  30,000 30
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  25,000 25

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 100,000 102
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 25,000 26
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.937%, 10/22/34 (1) 250,000 250
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 55,000 56
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 37,646 38
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  15,000 15
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.091%, 11/13/31 (1) 134,402 134
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 27 —
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 100,000 100
RR 34
Series 2024-34RA, Class A2AR, CLO,
FRN
3M TSFR + 1.70%, 5.605%, 10/15/39 (1) 250,000 250
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  3,414 4
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  29,680 30
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  4,764 5
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  20,000 20
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  45,000 45
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 15,256 16
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 10,000 10
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 27,959 28
Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 10,000 10
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.408%, 4/25/37 (1) 250,000 250
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 10,520 10
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 11,726 12
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 43,112 42
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.105%, 10/15/31 (1) 91,044 91
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  45,000 46
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,684 100
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 69,016 70
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  20,000 20
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 100,000 100
Total Asset-Backed Securities (Cost
$3,809) 3,833
BOND FUNDS
 14.3%
T. Rowe Price Emerging Markets Bond
Fund - I Class, 5.75% (2)(3) 864,449 8,497
T. Rowe Price Inflation Protected Bond
Fund - I Class, 4.19% (2)(3) 118,808 1,224
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 6.59% (2)(3) 95,453 899
T. Rowe Price Institutional High Yield Fund
- Institutional Class, 6.05% (2)(3) 1,306,693 10,414
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 3.52% (2)(3) 1,095,878 9,370
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 3.66% (2)(3) 219,613 1,028
Total Bond Funds (Cost $31,152) 31,432
COMMON STOCKS
 51.1%
COMMUNICATION SERVICES  3.9%
Diversified Telecommunication
Services  0.2%
BT Group (GBP)  78,074 193

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
GCI Liberty, Class C (4) 140 5
KT (KRW)  4,072 152
Telstra Group (AUD)  36,335 118
Uniti Group (4) 6,431 45
513
Entertainment  0.5%
Atlanta Braves Holdings, Class C (4) 889 35
Madison Square Garden Sports (4) 186 48
Netflix (4) 8,031 753
Nintendo (JPY)  1,900 129
Walt Disney  1,680 191
1,156
Interactive Media & Services  2.8%
Alphabet, Class A  3,173 993
Alphabet, Class C  10,395 3,262
Meta Platforms, Class A  2,708 1,788
Pinterest, Class A (4) 4,226 109
Reddit , Class A (4) 5 1
Tencent Holdings (HKD)  1,200 92
6,245
Wireless Telecommunication
Services  0.4%
KDDI (JPY)  13,200 229
T-Mobile U.S.  3,390 688
917
Total Communication Services 8,831
CONSUMER DISCRETIONARY  5.6%
Automobile Components  0.1%
Autoliv , SDR (SEK)  1,404 169
Dowlais Group (GBP)  33,072 37
Patrick Industries  113 12
218
Automobiles  0.6%
Subaru (JPY)  5,000 108
Suzuki Motor (JPY)  9,700 145
Tesla (4) 1,676 754
Toyota Motor (JPY)  16,500 354
1,361
Broadline Retail  1.5%
Alibaba Group Holding (HKD)  4,164 77
Amazon.com (4) 11,392 2,630
Isetan Mitsukoshi Holdings (JPY)  10,400 151
Next (GBP)  1,143 210
Savers Value Village (4) 3,686 34
Sea, ADR (4) 1,936 247
3,349
Diversified Consumer Services  0.1%
Duolingo  (4) 20 4
Liberty Live Holdings, Class C (4) 2,636 219
223
Shares/Par $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure  1.1%
Amadeus IT Group (EUR)  2,218 164
Black Rock Coffee Bar, Class A (4) 420 9
Booking Holdings  122 653
Cava Group (4) 18 1
Chipotle Mexican Grill (4) 2,974 110
Compass Group (GBP)  10,311 327
DoorDash , Class A (4) 1,116 253
Dutch Bros, Class A (4) 550 34
Life Time Group Holdings (4) 1,326 35
McDonald's  1,920 587
Planet Fitness, Class A (4) 1,104 120
Red Rock Resorts, Class A  212 13
Sportradar Group, Class A (4) 1,472 35
Wingstop 152 36
Wyndham Hotels & Resorts  459 35
2,412
Household Durables  0.4%
Installed Building Products  123 32
Panasonic Holdings (JPY)  9,600 124
Persimmon (GBP)  4,834 88
PulteGroup  1,330 156
Sony Group (JPY)  15,200 390
Toll Brothers  766 104
894
Specialty Retail  1.5%
AutoZone (4) 97 329
Boot Barn Holdings (4) 112 20
Burlington Stores (4) 112 32
Carvana  (4) 2,459 1,038
Floor & Decor Holdings, Class A (4) 561 34
Home Depot  889 306
Kingfisher (GBP)  34,877 147
Lowe's  2,000 482
O'Reilly Automotive (4) 1,651 151
Ross Stores  580 104
TJX  2,524 388
Tractor Supply  457 23
Ulta Beauty (4) 367 222
Urban Outfitters (4) 225 17
3,293
Textiles, Apparel & Luxury Goods  0.3%
Asics (JPY)  8,700 209
Birkenstock Holding (4) 1,384 57
Kering (EUR)  492 172
Kontoor Brands  200 12
Moncler (EUR)  2,305 147
Samsonite Group (HKD)  30,900 79
676
Total Consumer Discretionary 12,426
CONSUMER STAPLES  2.3%
Beverages  0.2%
Coca-Cola  2,971 208

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Diageo (GBP)  4,936 106
Heineken (EUR)  1,531 126
440
Consumer Staples Distribution &
Retail  0.5%
BJ's Wholesale Club Holdings (4) 369 33
Dollar Tree (4) 3,630 447
Grocery Outlet Holding (4) 5,669 57
PriceSmart 92 11
Seven & i Holdings (JPY)  11,200 161
Tsuruha Holdings (JPY) (5) 4,300 79
U.S. Foods Holding (4) 1,693 128
Walmart  785 87
1,003
Food Products  0.6%
Ajinomoto (JPY)  5,300 112
BRC, Class A (4) 4,266 5
Farmers Business Network, Acquisition
Date: 11/3/17, Cost $10 (4)(6)(7) 538 —
Magnum Ice Cream (GBP) (4)(5) 3,417 54
Mondelez International, Class A  10,343 557
Nestle (CHF)  5,105 507
Simply Good Foods (4) 326 6
1,241
Household Products  0.5%
Colgate-Palmolive  3,284 259
Procter & Gamble  5,294 759
1,018
Personal Care Products  0.4%
L'Oreal (EUR)  464 199
Olaplex Holdings (4) 12,391 17
Puig Brands, Class B (EUR) (5) 4,050 71
Unilever (GBP)  9,327 609
896
Tobacco  0.1%
Philip Morris International  750 120
Turning Point Brands  77 9
129
Total Consumer Staples 4,727
ENERGY  1.9%
Energy Equipment & Services  0.4%
Cactus, Class A  332 15
National Energy Services Reunited (4) 220 3
SLB  10,836 416
TechnipFMC 9,392 419
Weatherford International  475 37
890
Oil, Gas & Consumable Fuels  1.5%
Cenovus Energy (CAD)  3,656 62
Chevron  2,302 351
ConocoPhillips  6,835 640
Denison Mines (CAD) (4) 331 1
Shares/Par $ Value
(Cost and value in $000s)
‡
Equinor (NOK)  8,667 204
Expand Energy  1,075 119
Exxon Mobil  1,558 188
Golar LNG  1,298 48
Range Resources  8,015 283
Secure Waste Infrastructure (CAD) (5) 2,709 34
Shell, ADR  4,972 365
TotalEnergies (EUR)  6,310 411
Uranium Energy (4) 773 9
Valero Energy  2,871 467
Viper Energy, Class A  867 34
3,216
Total Energy 4,106
FINANCIALS  9.1%
Banks  3.8%
ABN AMRO Bank, CVA (EUR)  2,721 95
ANZ Group Holdings (AUD)  9,029 218
Atlantic Union Bankshares 436 15
Banc of California  3,564 69
Banco Bilbao Vizcaya Argentaria (EUR)  10,807 254
Banco Santander (EUR)  29,691 350
Bank of America  15,517 853
Barclays (GBP)  34,126 218
BAWAG Group (EUR)  481 72
Blue Foundry Bancorp (4) 698 9
Citigroup  2,194 256
Columbia Banking System  2,693 75
CRB Group, Acquisition Date: 4/14/22 -
8/26/25, Cost $6 (4)(6)(7) 85 9
DBS Group Holdings (SGD)  5,922 259
Dime Community Bancshares  1,206 36
DNB Bank (NOK)  9,805 273
East West Bancorp  844 95
Eastern Bankshares 3,902 72
Equity Bancshares, Class A  816 36
Erste Group Bank (EUR)  1,500 180
FB Financial  834 47
Fifth Third Bancorp  5,032 236
Five Star Bancorp  1,073 38
Flagstar Bank  2,787 35
HDFC Bank (INR)  15,137 167
Home BancShares 1,148 32
ING Groep (EUR)  9,053 255
Intesa Sanpaolo (EUR)  28,102 194
JPMorgan Chase  4,379 1,411
Kearny Financial  1,474 11
KeyCorp  1,924 40
Live Oak Bancshares  1,191 41
Lloyds Banking Group (GBP)  202,918 268
Mitsubishi UFJ Financial Group (JPY)  23,600 375
National Bank of Canada (CAD) (5) 1,280 161
OceanFirst Financial  1,180 21
Pinnacle Financial Partners (4) 517 49
Prosperity Bancshares  734 51
Renasant 760 27

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Skandinaviska Enskilda Banken , Class A
(SEK)  10,164 214
Societe Generale (EUR)  3,783 305
SOUTHSTATE BANK  819 77
Standard Chartered (GBP)  12,795 312
Sumitomo Mitsui Trust Group (JPY)  5,870 179
Texas Capital Bancshares (4) 771 70
UniCredit (EUR)  3,351 278
USCB Financial Holdings  712 13
Western Alliance Bancorp  687 58
8,409
Capital Markets  1.6%
Bridgepoint Group (GBP)  20,982 80
Brookfield (CAD)  3,716 171
Cboe Global Markets  216 54
Charles Schwab  6,877 687
CME Group  443 121
CVC Capital Partners (EUR)  5,254 88
Etoro Group, Class A (4) 641 22
Goldman Sachs Group  669 588
Hamilton Lane, Class A  393 53
iCapital , Acquisition Date: 3/10/25 -
4/17/25, Cost $14 (4)(6)(7) 1,016 14
Intercontinental Exchange  2,340 379
Julius Baer Group (CHF)  1,288 101
Macquarie Group (AUD)  1,156 156
Miami International Holdings (4) 1,290 57
Moody's  145 74
Morgan Stanley  1,797 319
PJT Partners, Class A  96 16
StepStone Group, Class A  293 19
Stifel Financial  8 1
StoneX Group (4) 487 46
TMX Group (CAD)  1,451 55
Tradeweb Markets, Class A  1,428 154
UBS Group (CHF)  5,086 235
Wealthfront  (4) 591 8
3,498
Consumer Finance  0.3%
American Express  1,599 591
Capital One Financial  400 97
688
Financial Services  1.6%
Adyen (EUR) (4) 76 123
Apollo Global Management  282 41
Berkshire Hathaway, Class B (4) 1,591 800
Corebridge Financial  229 7
HA Sustainable Infrastructure Capital  1,025 32
Klarna Group (4) 1,073 31
Marqeta , Class A (4) 9,886 47
Mastercard , Class A  1,012 578
ORIX (JPY)  3,900 114
PennyMac Financial Services  1,005 132
Rocket, Class A  2,944 57
Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A  4,307 1,510
3,472
Insurance  1.7%
Admiral Group (GBP)  3,093 132
AIA Group (HKD)  18,000 185
Allstate  1,729 360
Aviva (GBP)  18,534 170
AXA (EUR)  5,329 256
Chubb  1,798 561
Definity Financial (CAD) (5) 4,261 236
Generali (EUR) (5) 2,327 97
Goosehead Insurance, Class A  785 58
Great-West Lifeco (CAD)  3,540 174
Hagerty , Class A (4) 1,412 19
Mandatum (EUR)  14,657 118
Marsh & McLennan  370 69
MetLife  772 61
Muenchener Rueckversicherungs-
Gesellschaft (EUR)  389 256
Neptune Insurance Holdings, Class A (4) 1,769 52
Progressive  1,132 258
RLI  374 24
Root, Class A (4) 319 23
Sampo , Class A (EUR)  20,088 243
Tokio Marine Holdings (JPY)  5,600 207
Travelers  454 132
TWFG (4) 1,076 31
White Mountains Insurance Group  16 33
3,755
Mortgage Real Estate Investment
Trusts  0.1%
Annaly Capital Management, REIT  6,225 139
139
Total Financials 19,961
HEALTH CARE  5.4%
Biotechnology  1.0%
Apogee Therapeutics (4) 332 25
Arcellx  (4) 1,118 73
Argenx , ADR (4) 215 181
Bicara Therapeutics (4) 1,700 29
Black Diamond Therapeutics (4) 3,189 8
Caris Life Sciences (4) 1,930 52
CG oncology (4) 187 8
Cytokinetics (4) 1,945 124
Denali Therapeutics (4) 2,713 45
Dyne Therapeutics (4) 6,753 132
Erasca  (4) 3,687 14
Gilead Sciences  5,461 670
Immatics  (4) 6,367 67
Immunocore Holdings, ADR (4) 2,620 91
Immunome  (4) 6,320 136
Immunovant  (4) 2,250 57
Ionis Pharmaceuticals (4) 177 14
Kodiak Sciences (4) 223 6

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Kymera Therapeutics (4) 290 23
MapLight Therapeutics (4) 587 10
Nuvalent , Class A (4) 440 44
Perceptive Capital Solutions
SPAC/ Freenome Holdings PIPE (4)(8) 1,384 16
Praxis Precision Medicines (4) 139 41
Prime Medicine (4) 1,754 6
Regeneron Pharmaceuticals  250 193
Revolution Medicines (4) 181 14
Treeline Biosciences, Warrants, 4/15/27,
Acquisition Date: 11/7/25, Cost $— (4)(6)
(7) 173 1
Vaxcyte  (4) 435 20
Vertex Pharmaceuticals (4) 250 113
Xenon Pharmaceuticals (4) 254 11
2,224
Health Care Equipment & Supplies  0.9%
Abbott Laboratories  3,252 408
Alcon  993 78
EssilorLuxottica (EUR)  567 179
Hoya (JPY)  800 121
Intuitive Surgical (4) 650 368
iRadimed 64 6
Koninklijke Philips (EUR)  7,825 213
Masimo  (4) 809 105
Medline, Class A (4) 528 22
Neogen  (4) 3,072 22
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (4)(6)(7) 3,864 1
Penumbra (4) 3 1
PROCEPT BioRobotics  (4) 1,624 51
QuidelOrtho  (4) 1,910 55
Siemens Healthineers (EUR)  4,020 211
Sonova Holding (CHF)  230 60
STERIS  40 10
Stryker  297 104
Ypsomed Holding (CHF)  51 21
2,036
Health Care Providers & Services  1.4%
Alignment Healthcare (4) 4,977 98
Billiontoone , Class A (4) 54 4
BrightSpring Health Services (4) 2,180 82
Cencora 1,816 613
Cigna Group  333 92
Elevance Health  1,269 445
Encompass Health  1,290 137
Ensign Group  108 19
GeneDx Holdings (4) 201 26
HealthEquity  (4) 6 1
Lumexa Imaging Holdings (4) 1,096 20
Molina Healthcare (4) 194 34
Oscar Health, Class A (4) 2,120 30
Quest Diagnostics  1,852 321
RadNet  (4) 450 32
Surgery Partners (4) 260 4
Shares/Par $ Value
(Cost and value in $000s)
‡
Tenet Healthcare (4) 1,686 335
UnitedHealth Group  2,296 758
3,051
Life Sciences Tools & Services  0.5%
BioLife Solutions (4) 2,664 64
Bio-Rad Laboratories, Class A (4) 31 9
Bio- Techne 528 31
Danaher  982 225
Maravai LifeSciences Holdings, Class A (4) 2,631 9
Mettler -Toledo International (4) 141 197
Personalis  (4) 4,376 35
Repligen  (4) 334 55
Revvity 2,493 241
Sotera Health (4) 2,742 48
Stevanato Group  1,445 29
Thermo Fisher Scientific  248 144
1,087
Pharmaceuticals  1.6%
AstraZeneca, ADR  8,354 768
Axsome Therapeutics (4) 23 4
Chugai Pharmaceutical (JPY)  4,400 231
Elanco Animal Health (4) 5,618 127
Eli Lilly  749 805
Johnson & Johnson  1,010 209
Merck  510 54
Novartis (CHF)  2,854 393
Novo Nordisk, Class B (DKK)  5,005 254
Roche Holding (CHF)  1,198 495
Sanofi (EUR)  2,153 208
3,548
Total Health Care 11,946
INDUSTRIALS & BUSINESS
SERVICES  6.7%
Aerospace & Defense  1.1%
Beta Technologies, Class A (4) 678 19
General Electric  3,027 932
Karman Holdings (4) 472 34
Kratos Defense & Security Solutions (4) 376 29
Leonardo DRS  239 8
Loar Holdings (4) 1,290 88
Melrose Industries (GBP)  21,673 171
Mercury Systems (4) 535 39
Northrop Grumman  187 107
Rheinmetall (EUR)  101 184
Rolls-Royce Holdings (GBP)  16,418 254
Safran (EUR)  867 302
TransDigm Group  44 58
VSE  1,074 186
2,411
Building Products  0.1%
Advanced Drainage Systems  95 14
AZZ  681 73
CSW Industrials  157 46

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Kingspan Group (EUR)  848 73
Owens Corning  777 87
Simpson Manufacturing  81 13
306
Commercial Services & Supplies  0.4%
Casella Waste Systems, Class A (4) 622 61
Cintas  290 55
Element Fleet Management (CAD)  7,574 199
MSA Safety  214 34
OPENLANE (4) 810 24
Republic Services  2,152 456
Veralto 144 14
843
Construction & Engineering  0.2%
API Group (4) 3,282 126
Arcosa 563 60
MYR Group (4) 97 21
Shimizu (JPY)  6,800 116
Vinci (EUR)  1,218 171
WillScot Holdings  1,824 34
528
Electrical Equipment  0.9%
ABB (CHF)  4,605 340
AMETEK  2,369 486
GE Vernova 268 175
Legrand (EUR)  1,164 173
Mitsubishi Electric (JPY)  12,400 362
Prysmian (EUR)  3,588 358
1,894
Ground Transportation  0.5%
CSX  10,898 395
Norfolk Southern  726 210
Old Dominion Freight Line  2,816 441
Saia (4) 181 59
1,105
Industrial Conglomerates  0.6%
DCC (GBP) (5) 1,234 77
Hitachi (JPY)  9,600 301
Siemens (EUR)  2,860 801
SK Square (KRW) (4) 720 183
1,362
Machinery  1.9%
Albany International, Class A  111 6
Alliance Laundry Holdings (4) 615 12
Atmus Filtration Technologies  882 46
Caterpillar  954 546
CECO Environmental (4) 394 24
Crane  163 30
Deere  1,892 881
Enpro 226 48
Esab 1,277 143
ESCO Technologies  110 21
Federal Signal  205 22
Shares/Par $ Value
(Cost and value in $000s)
‡
Flowserve  311 22
Graco 404 33
JBT Marel 221 33
Kadant 42 12
KION Group (EUR)  2,023 160
Middleby  (4) 283 42
PACCAR  50 5
Parker-Hannifin  785 690
Pentair  2,929 305
RBC Bearings (4) 280 126
Sandvik (SEK)  7,454 241
Spirax Group (GBP)  354 32
SPX Technologies (4) 178 36
Standex International  87 19
Weir Group (GBP)  525 20
Westinghouse Air Brake Technologies  2,763 590
4,145
Passenger Airlines  0.1%
Ryanair Holdings, ADR  2,418 175
175
Professional Services  0.4%
Booz Allen Hamilton Holding  1,875 158
Broadridge Financial Solutions  704 157
Checkr , Acquisition Date: 6/29/18 - 12/2/19,
Cost $4 (4)(6)(7) 594 5
Equifax  903 196
Parsons (4) 832 51
Recruit Holdings (JPY)  3,100 174
Teleperformance (EUR)  242 18
UL Solutions, Class A  289 23
782
Trading Companies & Distributors  0.5%
AerCap Holdings  1,290 185
Ashtead Group (GBP)  768 52
Bunzl (GBP)  4,069 114
Diploma (GBP)  441 31
FTAI Aviation  205 40
QXO (4) 3,536 68
Rush Enterprises, Class A  292 16
SiteOne Landscape Supply (4) 561 70
Sumitomo (JPY)  8,200 284
W.W. Grainger  164 166
Xometry , Class A (4) 147 9
1,035
Total Industrials & Business Services 14,586
INFORMATION TECHNOLOGY  12.6%
Communications Equipment  0.4%
Arista Networks (4) 3,570 468
Cisco Systems  3,826 295
Telefonaktiebolaget LM Ericsson, Class B
(SEK)  13,895 135
898

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments &
Components  0.8%
Advanced Energy Industries  136 29
Bel Fuse, Class B  191 32
Fabrinet  (4) 12 5
Keysight Technologies (4) 4,300 874
Littelfuse 134 34
Mirion Technologies (4) 5,586 131
Ralliant 313 16
TE Connectivity  2,175 495
Teledyne Technologies (4) 67 34
1,650
IT Services  0.4%
Applied Digital (4) 1,275 31
Indra Sistemas (EUR) (5) 1,777 101
International Business Machines  530 157
NEC (JPY)  6,100 206
Nomura Research Institute (JPY)  2,500 95
Shopify, Class A (4) 1,476 238
828
Semiconductors & Semiconductor
Equipment  5.7%
Analog Devices  2,044 554
ASML Holding (EUR)  609 656
ASML Holding  197 211
BE Semiconductor Industries (EUR)  651 102
Broadcom  6,555 2,269
Entegris 852 72
Impinj  (4) 94 16
Infineon Technologies (EUR)  2,553 111
Intel (4) 4,584 169
KLA  431 524
Lam Research  1,217 208
Lattice Semiconductor (4) 2,401 177
MACOM Technology Solutions Holdings (4) 568 97
Monolithic Power Systems  129 117
NVIDIA  29,833 5,564
Onto Innovation (4) 147 23
Rambus (4) 382 35
Renesas Electronics (JPY)  9,800 134
Semtech  (4) 765 56
SiTime  (4) 75 27
Taiwan Semiconductor Manufacturing
(TWD)  11,219 552
Taiwan Semiconductor Manufacturing,
ADR  489 149
Texas Instruments  2,815 488
Tokyo Electron (JPY)  900 201
Tower Semiconductor (4) 86 10
12,522
Software  3.3%
Aestas DBA OpenAI , Class A, Acquisition
Date: 10/3/25, Cost $88 (4)(6)(7) 204 98
Aurora Innovation (4) 5,621 21
Shares/Par $ Value
(Cost and value in $000s)
‡
Canva , Class B, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (4)(6)(7) 20 33
CCC Intelligent Solutions Holdings (4) 3,986 32
Cellebrite DI (4) 4,086 74
Cipher Mining (4) 955 14
Crowdstrike Holdings, Class A (4) 202 95
Datadog , Class A (4) 290 39
Gusto, Acquisition Date: 10/4/21,
Cost $10 (4)(6)(7) 364 9
I3 Verticals, Class A (4) 1,089 27
InterDigital 323 103
JFrog  (4) 695 43
Microsoft  10,280 4,972
nCino  (4) 578 15
Netskope , Class A (4) 262 5
Onestream  (4) 1,141 21
Oracle  1,384 270
Palantir Technologies, Class A (4) 422 75
PAR Technology (4) 2,531 92
PTC (4) 854 149
Riot Platforms (4) 58 1
Roper Technologies  190 84
Salesforce  450 119
SAP (EUR)  1,724 419
ServiceNow  (4) 2,411 369
Synopsys (4) 268 126
Workiva  (4) 178 15
7,320
Technology Hardware, Storage &
Peripherals  2.0%
Apple  14,888 4,047
CompoSecure , Class A (4) 29 —
IonQ  (4) 14 1
Samsung Electronics (KRW)  2,813 236
4,284
Total Information Technology 27,502
MATERIALS  1.6%
Chemicals  0.6%
Air Liquide (EUR)  1,280 241
Ecolab  175 46
Element Solutions  3,460 86
Linde  1,489 635
PPG Industries  1,051 108
Sherwin-Williams  260 84
Shin-Etsu Chemical (JPY)  5,500 171
1,371
Construction Materials  0.1%
Holcim (CHF)  1,455 141
Knife River (4) 425 30
United States Lime & Minerals  175 21
192
Containers & Packaging  0.5%
AptarGroup  116 14

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Ball  6,535 346
International Paper  12,621 497
Packaging Corp. of America  961 199
1,056
Metals & Mining  0.3%
Antofagasta (GBP)  5,640 248
BHP Group (AUD)  3,465 105
BHP Group (GBP)  3,170 96
Capstone Copper (CAD) (4) 3,628 36
Franco-Nevada  208 43
Grupo Mexico, Series B (MXN)  6,914 65
OR Royalties  2,920 103
Royal Gold  150 33
Warrior Met Coal  393 35
764
Paper & Forest Products  0.1%
Louisiana-Pacific  344 28
Stora Enso, Class R (EUR)  10,728 134
162
Total Materials 3,545
REAL ESTATE  0.9%
Health Care Real Estate Investment
Trusts  0.2%
CareTrust REIT, REIT  1,159 42
Welltower , REIT  2,428 451
493
Industrial Real Estate Investment
Trusts  0.1%
EastGroup Properties, REIT  169 30
Segro (GBP)  7,615 74
Terreno Realty, REIT  890 52
156
Real Estate Management &
Development  0.2%
Colliers International Group  347 51
FirstService 233 36
Mitsubishi Estate (JPY)  6,500 158
Mitsui Fudosan (JPY)  16,000 182
427
Residential Real Estate Investment
Trusts  0.2%
Equity LifeStyle Properties, REIT  4,431 269
Essex Property Trust, REIT  559 146
Flagship Communities REIT, REIT  1,564 31
Independence Realty Trust, REIT  2,140 38
484
Retail Real Estate Investment
Trusts  0.1%
Curbline Properties, REIT  3,968 92
Macerich , REIT  917 17
Scentre Group (AUD)  66,521 186
295
Shares/Par $ Value
(Cost and value in $000s)
‡
Specialized Real Estate Investment
Trusts  0.1%
CubeSmart , REIT  988 36
Public Storage, REIT  395 103
VICI Properties, REIT  3,784 106
245
Total Real Estate 2,100
UTILITIES  1.1%
Electric Utilities  0.5%
Constellation Energy  369 130
IDACORP  536 68
OGE Energy  1,562 67
Southern  6,482 565
TXNM Energy  17 1
Xcel Energy  3,646 269
1,100
Gas Utilities  0.2%
Atmos Energy  1,813 304
Chesapeake Utilities  664 83
387
Independent Power & Renewable
Electricity Producers  0.0%
Orsted (DKK) (4) 3,585 68
68
Multi-Utilities  0.4%
Ameren  2,512 251
Engie (EUR)  9,611 253
National Grid (GBP)  19,846 304
808
Water Utilities  0.0%
California Water Service Group  887 39
Middlesex Water  462 23
62
Total Utilities 2,425
Total Common Stocks (Cost $60,397) 112,155
CONVERTIBLE PREFERRED STOCKS
 0.2%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10 (4)(6)(7) 1,674 1
Total Consumer Discretionary 1
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $3 (4)(6)(7) 195 —
Total Consumer Staples —

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date:
1/28/22, Cost $9 (4)(6)(7) 81 9
Total Financials 9
HEALTH CARE  0.1%
Biotechnology  0.0%
Kardigan , Series B, Acquisition Date:
9/4/25, Cost $10 (4)(6)(7) 466 10
Mirador Therapeutics, Series B, Acquisition
Date: 7/31/25, Cost $10 (4)(6)(7) 2,963 10
Treeline Biosciences, Series A-2,
Acquisition Date: 11/7/25, Cost $10 (4)(6)
(7) 1,153 8
28
Health Care Equipment & Supplies  0.0%
Kardium , Series D-6, Acquisition Date:
1/8/21, Cost $6 (4)(6)(7) 5,305 5
Kardium , Series D-7, Acquisition Date:
6/9/25, Cost $5 (4)(6)(7) 10,930 7
Kardium , Series D-8, Acquisition Date:
6/6/25, Cost $5 (4)(6)(7) 8,122 5
17
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10 (4)(6)(7) 4,107 5
5
Life Sciences Tools & Services  0.1%
Bruker, 6.375%, 9/1/28  111 41
Cellares , Series D, Acquisition Date:
12/12/25, Cost $11 (4)(6)(7) 925 11
Cleerly , Series C, Acquisition Date: 7/8/22,
Cost $5 (4)(6)(7) 413 7
Manus Bio, Series One-6, Acquisition Date:
3/30/21, Cost $6 (4)(6)(7) 535 2
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7 (4)(6)(7) 524 8
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $10 (4)(6)(7) 237 4
73
Total Health Care 123
INDUSTRIALS & BUSINESS
SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8,
Acquisition Date: 3/24/21, Cost $5 (4)(6)(7) 142 —
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (4)(6)(7) 1,914 7
Epirus, Series D, Acquisition Date: 1/21/25,
Cost $1 (4)(6)(7) 467 2
9
Air Freight & Logistics  0.0%
Flexe , Series C, Acquisition Date: 11/18/20,
Cost $5 (4)(6)(7) 445 1
Shares/Par $ Value
(Cost and value in $000s)
‡
Flexe , Series D, Acquisition Date: 4/7/22,
Cost $3 (4)(6)(7) 138 1
2
Electrical Equipment  0.0%
CelLink , Series D, Acquisition Date:
1/20/22, Cost $5 (4)(6)(7) 252 —
—
Professional Services  0.0%
Checkr , Series C, Acquisition Date:
4/10/18, Cost $4 (4)(6)(7) 900 8
Checkr , Series D, Acquisition Date: 9/6/19,
Cost $12 (4)(6)(7) 1,200 11
19
Total Industrials & Business Services 30
INFORMATION TECHNOLOGY  0.1%
Electronic Equipment, Instruments &
Components  0.0%
Novanta , 6.50%, 11/1/28  645 35
35
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (4)(6)(7) 303 1
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (4)(6)(7) 90 —
1
Semiconductors & Semiconductor
Equipment  0.0%
Lightmatter , Series D, Acquisition Date:
10/11/24, Cost $10 (4)(6)(7) 120 10
10
Software  0.1%
Databricks , Series G, Acquisition Date:
2/1/21, Cost $12 (4)(6)(7) 192 36
Databricks , Series H, Acquisition Date:
8/31/21, Cost $30 (4)(6)(7) 411 78
Databricks , Series I, Acquisition Date:
9/14/23, Cost $4 (4)(6)(7) 51 10
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15 (4)(6)(7) 504 12
Nuro , Series C, Acquisition Date: 10/30/20
- 3/2/21, Cost $12 (4)(6)(7) 921 14
Nuro , Series D, Acquisition Date: 10/29/21,
Cost $5 (4)(6)(7) 242 4
SecurityScorecard , Series E, Acquisition
Date: 3/5/21, Cost $5 (4)(6)(7) 1,032 4
158
Total Information Technology 204
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6 (4)(6)(7) 135 6

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (4)(6)(7) 228 4
10
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $6 (4)(6)(7) 201 23
Kobold Metals, Series C-1, Acquisition
Date: 9/20/24, Cost $9 (4)(6)(7) 111 12
35
Total Materials 45
Total Convertible Preferred Stocks (Cost
$353) 412
CORPORATE BONDS
 5.0%
3M, 5.15%, 3/15/35  50,000 51
AEP Transmission, 5.375%, 6/15/35  10,000 10
AES, 5.80%, 3/15/32  75,000 77
AGCO, 5.80%, 3/21/34  10,000 11
Alexandria Real Estate Equities, 2.00%,
5/18/32  8,000 7
Alexandria Real Estate Equities, 5.25%,
5/15/36  5,000 5
Alexandria Real Estate Equities, 5.50%,
10/1/35  25,000 25
Alphabet, 4.375%, 11/15/32  50,000 50
Alphabet, 4.70%, 11/15/35  55,000 55
Amazon.com, 5.45%, 11/20/55  70,000 69
American Express, VR, 4.918%,
7/20/33 (9) 20,000 20
American Express, VR, 5.016%,
4/25/31 (9) 50,000 52
American Express, VR, 5.667%,
4/25/36 (9) 20,000 21
American Homes 4 Rent, 5.25%, 3/15/35  10,000 10
American Tower, 4.70%, 12/15/32  15,000 15
American Tower, 4.90%, 3/15/30  5,000 5
Amrize Finance U.S., 4.70%, 4/7/28  20,000 20
Amrize Finance U.S., 4.95%, 4/7/30  20,000 21
APA Infrastructure, 5.125%, 9/16/34 (1) 10,000 10
APA Infrastructure, 5.75%, 9/16/44 (1) 10,000 10
Appalachian Power, 5.65%, 4/1/34  10,000 10
Aptiv Swiss Holdings, 3.10%, 12/1/51  70,000 45
Ares Strategic Income Fund, 5.45%,
9/9/28 (1) 15,000 15
Arthur J Gallagher, 4.85%, 12/15/29  10,000 10
Arthur J Gallagher, 5.00%, 2/15/32  5,000 5
Aspen Insurance Holdings, 5.75%, 7/1/30  20,000 21
AT&T, 3.50%, 9/15/53  55,000 37
AT&T, 4.55%, 11/1/32  25,000 25
Athene Global Funding, 5.526%,
7/11/31 (1) 50,000 51
Atlassian , 5.25%, 5/15/29  10,000 10
Bank of America, VR, 1.898%, 7/23/31 (9) 220,000 198
Bank of America, VR, 5.464%, 5/9/36 (9) 45,000 47
Bank of America, VR, 5.468%, 1/23/35 (9) 36,000 38
Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of America, VR, 5.819%, 9/15/29 (9) 59,000 62
BAT Capital, 5.35%, 8/15/32  50,000 52
Beignet Investor, 6.581%, 5/30/49 (1) 45,000 48
Beth Israel Lahey Health, Series O,
4.717%, 7/1/30  25,000 25
Boeing, 3.75%, 2/1/50  30,000 22
Boeing, 5.705%, 5/1/40  25,000 26
Boeing, 6.388%, 5/1/31  25,000 27
Boeing, 6.528%, 5/1/34  19,000 21
Boeing, 6.858%, 5/1/54  74,000 83
Bon Secours Mercy Health, 3.464%, 6/1/30  15,000 15
Booz Allen Hamilton, 5.95%, 8/4/33  22,000 23
Booz Allen Hamilton, 5.95%, 4/15/35  28,000 29
Boston Gas, 6.119%, 7/20/53 (1) 15,000 15
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 35
Brixmor Operating Partnership, 4.85%,
2/15/33  5,000 5
Brixmor Operating Partnership, 5.20%,
4/1/32  10,000 10
Broadcom, 4.35%, 2/15/30  60,000 60
Broadcom, 4.55%, 2/15/32  25,000 25
Broadcom, 5.15%, 11/15/31  35,000 36
Burlington Northern Santa Fe, 5.50%,
3/15/55  40,000 40
Cadence Design Systems, 4.70%, 9/10/34  42,000 42
CaixaBank , VR, 6.84%, 9/13/34 (1)(9) 200,000 223
Capital One Financial, VR, 5.70%,
2/1/30 (9) 9,000 9
Capital One Financial, VR, 7.624%,
10/30/31 (9) 5,000 6
Carvana , 9.00%, 6/1/30, (11.00% Cash or
13.00% PIK until 8/15/25 then 9.00% Cash
to maturity) (1)(10) 19,176 20
Carvana , 9.00%, 6/1/31, (14.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)
(10) 26,062 29
CBRE Services, 4.80%, 6/15/30  15,000 15
CBRE Services, 4.90%, 1/15/33  10,000 10
Celanese U.S. Holdings, 6.879%, 7/15/32  35,000 37
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  100,000 110
Centene , 4.25%, 12/15/27  10,000 10
Centene , 4.625%, 12/15/29  53,000 51
Charter Communications Operating,
3.90%, 6/1/52  38,000 25
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 202
Cigna Group, 4.50%, 9/15/30  15,000 15
Cigna Group, 6.00%, 1/15/56  20,000 21
Citigroup, VR, 4.952%, 5/7/31 (9) 70,000 71
Citigroup, VR, 5.174%, 9/11/36 (9) 15,000 15
Citigroup, VR, 5.333%, 3/27/36 (9) 45,000 46
CNO Global Funding, 4.95%, 9/9/29 (1) 10,000 10
Cofinimmo , 0.875%, 12/2/30 (EUR)  100,000 104
Columbia Pipelines Holding, 5.681%,
1/15/34 (1) 40,000 41
CommonSpirit Health, 2.782%, 10/1/30  5,000 5

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Constellation Energy Generation, 5.75%,
3/15/54  15,000 15
Corebridge Global Funding, 4.90%,
8/21/32 (1) 10,000 10
Corebridge Global Funding, 5.20%,
1/12/29 (1) 10,000 10
Coterra Energy, 5.60%, 3/15/34  11,000 11
Crown Castle, 5.80%, 3/1/34  25,000 26
CVS Health, 5.00%, 9/15/32  15,000 15
CVS Health, 5.05%, 3/25/48  84,000 74
CVS Health, 5.625%, 2/21/53  45,000 42
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 200,000 208
Deere, 5.45%, 1/16/35  50,000 53
Diamondback Energy, 5.40%, 4/18/34  65,000 67
Diamondback Energy, 5.75%, 4/18/54  74,000 70
Eagle Materials, 5.00%, 3/15/36  30,000 29
Element Fleet Management, 5.037%,
3/25/30 (1) 20,000 20
Elevance Health, 4.75%, 2/15/30  20,000 20
Elevance Health, 4.95%, 11/1/31  25,000 26
Elevance Health, 5.125%, 2/15/53  20,000 18
Eli Lilly, 5.55%, 10/15/55  30,000 30
Engie , 5.625%, 4/10/34 (1) 200,000 210
EOG Resources, 5.00%, 7/15/32  20,000 21
EOG Resources, 5.35%, 1/15/36  30,000 31
Equitable America Global Funding, 3.95%,
9/15/27 (1) 5,000 5
Equitable America Global Funding, 4.70%,
9/15/32 (1) 10,000 10
Equitable America Global Funding, 4.95%,
6/9/30 (1) 25,000 26
Expand Energy, 5.375%, 2/1/29  30,000 30
Extra Space Storage, 4.95%, 1/15/33  15,000 15
Extra Space Storage, 5.40%, 6/15/35  35,000 36
Ferguson Enterprises, 4.35%, 3/15/31  15,000 15
Ferguson Enterprises, 5.00%, 10/3/34  5,000 5
First American Financial, 2.40%, 8/15/31  52,000 45
First American Financial, 5.45%, 9/30/34  48,000 48
FirstEnergy, 2.65%, 3/1/30  37,000 35
FirstEnergy, Series B, 2.25%, 9/1/30  7,000 6
FirstEnergy Transmission, 5.00%, 1/15/35  15,000 15
Fiserv, 4.55%, 2/15/31  75,000 74
Florida Power & Light, 5.60%, 2/15/66  25,000 25
Ford Motor Credit, 7.35%, 3/6/30  200,000 215
Fortitude Group Holdings, 6.25%,
4/1/30 (1) 25,000 26
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200,000 213
Freeport-McMoRan, 4.25%, 3/1/30  21,000 21
Freeport-McMoRan, 4.375%, 8/1/28  24,000 24
Freeport-McMoRan, 4.625%, 8/1/30  9,000 9
Freeport-McMoRan, 5.00%, 9/1/27  5,000 5
Freeport-McMoRan, 5.45%, 3/15/43  20,000 19
GA Global Funding Trust, 5.40%,
1/13/30 (1) 150,000 154
General Electric, 4.30%, 7/29/30  25,000 25
General Electric, 4.90%, 1/29/36  25,000 25
Shares/Par $ Value
(Cost and value in $000s)
‡
General Motors Financial, 4.20%, 10/27/28  20,000 20
General Motors Financial, 5.55%, 7/15/29  35,000 36
General Motors Financial, 6.40%, 1/9/33  13,000 14
GLP Capital, 5.25%, 2/15/33  30,000 30
Goldman Sachs Group, VR, 4.482%,
8/23/28 (9) 20,000 20
Goldman Sachs Group, VR, 4.692%,
10/23/30 (9) 45,000 46
Goldman Sachs Group, VR, 5.016%,
10/23/35 (9) 45,000 45
Goldman Sachs Group, VR, 6.561%,
10/24/34 (9) 55,000 61
Golub Capital Private Credit Fund, 5.875%,
5/1/30  40,000 41
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34  80,000 82
HCA, 4.60%, 11/15/32  55,000 55
Health Care Service Corp. A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 20,000 21
Health Care Service Corp. A Mutual Legal
Reserve, 5.45%, 6/15/34 (1) 25,000 26
Health Care Service Corp. A Mutual Legal
Reserve, 5.875%, 6/15/54 (1) 45,000 43
Healthcare Realty Holdings, 2.05%,
3/15/31  15,000 13
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 59
Heathrow Funding, 3.875%, 1/16/36 (EUR)  100,000 116
HF Sinclair, 5.75%, 1/15/31  6,000 6
Hyundai Capital America, 4.55%,
9/26/29 (1) 30,000 30
Hyundai Capital America, 4.75%,
9/26/31 (1) 20,000 20
Hyundai Capital America, 5.40%, 1/8/31 (1) 10,000 10
Hyundai Capital America, 6.50%,
1/16/29 (1) 20,000 21
Imperial Brands Finance, 5.625%,
7/1/35 (1) 200,000 206
Invitation Homes Operating Partnership,
5.45%, 8/15/30  21,000 22
IPALCO Enterprises, 5.75%, 4/1/34  25,000 26
Jersey Central Power & Light, 5.15%,
1/15/36 (1) 30,000 30
JPMorgan Chase, VR, 2.522%, 4/22/31 (9) 10,000 9
JPMorgan Chase, VR, 2.739%,
10/15/30 (9) 23,000 22
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 79,000 75
JPMorgan Chase, VR, 4.603%,
10/22/30 (9) 45,000 46
JPMorgan Chase, VR, 4.81%, 10/22/36 (9) 30,000 30
JPMorgan Chase, VR, 4.946%,
10/22/35 (9) 30,000 30
JPMorgan Chase, VR, 5.04%, 1/23/28 (9) 25,000 25
JPMorgan Chase, VR, 5.103%, 4/22/31 (9) 20,000 21
JPMorgan Chase, VR, 5.336%, 1/23/35 (9) 25,000 26
Kentucky Utilities, 5.85%, 8/15/55  5,000 5
Las Vegas Sands, 3.50%, 8/18/26  25,000 25
Louisville Gas & Electric, 5.85%, 8/15/55  5,000 5

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Lowe's, 4.25%, 4/1/52  20,000 16
Lowe's, 5.625%, 4/15/53  10,000 10
LPL Holdings, 5.65%, 3/15/35  25,000 26
LPL Holdings, 5.75%, 6/15/35  16,000 16
Magna International, 5.875%, 6/1/35  5,000 5
Mars, 5.20%, 3/1/35 (1) 45,000 46
Mars, 5.65%, 5/1/45 (1) 30,000 30
Marvell Technology, 2.95%, 4/15/31  38,000 35
Marvell Technology, 4.75%, 7/15/30  5,000 5
Marvell Technology, 5.45%, 7/15/35  30,000 31
Meta Platforms, 4.875%, 11/15/35  35,000 35
Meta Platforms, 5.50%, 11/15/45  40,000 39
Meta Platforms, 5.625%, 11/15/55  165,000 159
Minera Mexico, 5.625%, 2/12/32 (1) 200,000 207
Morgan Stanley, VR, 5.123%, 2/1/29 (9) 95,000 97
Morgan Stanley, VR, 5.173%, 1/16/30 (9) 40,000 41
Morgan Stanley, VR, 5.32%, 7/19/35 (9) 15,000 15
Morgan Stanley, VR, 5.664%, 4/17/36 (9) 20,000 21
Motorola Solutions, 5.40%, 4/15/34  20,000 21
Motorola Solutions, 5.55%, 8/15/35  45,000 47
MPLX, 5.00%, 1/15/33  25,000 25
MPLX, 6.20%, 9/15/55  25,000 25
Niagara Mohawk Power, 4.647%,
10/3/30 (1) 25,000 25
Niagara Mohawk Power, 5.664%,
1/17/54 (1) 25,000 24
NRG Energy, 4.45%, 6/15/29 (1) 15,000 15
NTT Finance, 4.876%, 7/16/30 (1) 200,000 204
NXP, 3.125%, 2/15/42  47,000 34
NXP, 3.25%, 11/30/51  105,000 70
NXP, 3.40%, 5/1/30  53,000 51
NXP, 4.30%, 6/18/29  13,000 13
Occidental Petroleum, 6.05%, 10/1/54  30,000 29
Occidental Petroleum, 8.875%, 7/15/30  90,000 104
Omnicom Group, 4.65%, 10/1/28 (1) 20,000 20
ONEOK, 6.05%, 9/1/33  51,000 54
Oracle, 3.60%, 4/1/50  36,000 23
Oracle, 3.95%, 3/25/51  38,000 25
Oracle, 4.80%, 9/26/32  20,000 19
Oracle, 5.20%, 9/26/35  30,000 29
Oracle, 5.95%, 9/26/55  85,000 76
Pacific Gas & Electric, 3.50%, 8/1/50  13,000 9
Pacific Gas & Electric, 4.95%, 7/1/50  15,000 13
Pacific Gas & Electric, 5.00%, 6/4/28  20,000 20
Pacific Gas & Electric, 5.05%, 10/15/32  35,000 35
Pacific Gas & Electric, 5.90%, 10/1/54  8,000 8
Paychex, 5.60%, 4/15/35  15,000 16
Philip Morris International, 4.625%,
10/29/35  45,000 44
PNC Financial Services Group, VR,
5.373%, 7/21/36 (9) 15,000 15
PNC Financial Services Group, VR,
5.575%, 1/29/36 (9) 20,000 21
Prologis Targeted U.S. Logistics Fund,
4.25%, 1/15/31 (1) 20,000 20
Shares/Par $ Value
(Cost and value in $000s)
‡
Prologis Targeted U.S. Logistics Fund,
4.75%, 1/15/36 (1) 25,000 25
PSEG Power, 5.20%, 5/15/30 (1) 3,000 3
Public Service of Oklahoma, 5.45%,
1/15/36  55,000 57
Realty Income, 5.125%, 4/15/35  10,000 10
Regal Rexnord, 6.05%, 4/15/28  40,000 41
Reinsurance Group of America, 6.00%,
9/15/33  56,000 60
RenaissanceRe Holdings, 5.80%, 4/1/35  10,000 11
Revvity , 1.90%, 9/15/28  12,000 11
Revvity , 2.25%, 9/15/31  15,000 13
RGA Global Funding, 5.00%, 8/25/32 (1) 30,000 30
Rogers Communications, 5.00%, 2/15/29  44,000 45
Rogers Communications, 5.30%, 2/15/34  55,000 56
Ross Stores, 1.875%, 4/15/31  45,000 40
RTX, 2.82%, 9/1/51  9,000 6
RTX, 5.15%, 2/27/33  18,000 19
Sammons Financial Group Global Funding,
4.80%, 12/12/30 (1) 25,000 25
Sammons Financial Group Global Funding,
5.05%, 1/10/28 (1) 15,000 15
Sammons Financial Group Global Funding,
5.10%, 12/10/29 (1) 20,000 21
Santander Holdings USA, VR, 5.473%,
3/20/29 (9) 30,000 31
Sartorius Finance, 4.875%, 9/14/35 (EUR)  100,000 125
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 48
SBA Tower Trust, 2.593%, 10/15/31 (1) 40,000 36
SBA Tower Trust, 4.831%, 10/15/29 (1) 55,000 55
Segro Capital, 1.875%, 3/23/30 (EUR)  100,000 112
Solventum , 5.90%, 4/30/54  88,000 89
Southern California Gas, 5.45%, 6/15/35  25,000 26
Southern Gas Capital, Series A, 4.05%,
9/15/28  5,000 5
Southern Gas Capital, Series B, 5.10%,
9/15/35  15,000 15
Southern Power, Series B, 4.90%, 10/1/35  15,000 15
Sprint Capital, 6.875%, 11/15/28  45,000 48
Sprint Capital, 8.75%, 3/15/32  35,000 42
State Street, VR, 4.784%, 10/23/36 (9) 10,000 10
Sutter Health, 5.164%, 8/15/33  15,000 16
Sutter Health, Series 2025, 5.213%,
8/15/32  25,000 26
Sutter Health, Series 2025, 5.537%,
8/15/35  30,000 31
Suzano Netherlands, 5.50%, 1/15/36  30,000 30
Synopsys, 4.85%, 4/1/30  35,000 36
Synopsys, 5.70%, 4/1/55  30,000 30
T-Mobile USA, 3.50%, 4/15/31  35,000 34
T-Mobile USA, 4.625%, 1/15/33  70,000 70
T-Mobile USA, 5.05%, 7/15/33  65,000 66
T-Mobile USA, 5.70%, 1/15/56  45,000 44
T-Mobile USA, 5.875%, 11/15/55  25,000 25
Targa Resources, 5.55%, 8/15/35  10,000 10
Targa Resources, 5.65%, 2/15/36  15,000 15
Targa Resources, 6.125%, 5/15/55  8,000 8

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Targa Resources, 6.15%, 3/1/29  16,000 17
Targa Resources Partners, 5.50%, 3/1/30  57,000 58
Texas Instruments, 5.10%, 5/23/35  50,000 52
Thermo Fisher Scientific, 4.894%, 10/7/37  45,000 45
Time Warner Cable, 6.55%, 5/1/37  5,000 5
Time Warner Cable, 6.75%, 6/15/39  22,000 22
Time Warner Cable, 7.30%, 7/1/38  4,000 4
Time Warner Cable Enterprises, 8.375%,
7/15/33  22,000 25
Toronto-Dominion Bank, 4.928%, 10/15/35  25,000 25
TotalEnergies Capital International,
3.127%, 5/29/50  26,000 17
TotalEnergies Capital International,
3.461%, 7/12/49  19,000 14
Toyota Motor Credit, 4.05%, 9/5/28  45,000 45
Trans-Allegheny Interstate Line, 5.00%,
1/15/31 (1) 5,000 5
Transcontinental Gas Pipe Line, 5.10%,
3/15/36 (1) 20,000 20
Transcontinental Gas Pipe Line, 5.75%,
3/15/56 (1) 15,000 15
Uber Technologies, 4.30%, 1/15/30  55,000 56
Uber Technologies, 4.50%, 8/15/29 (1) 51,000 51
Uber Technologies, 4.80%, 9/15/34  14,000 14
Uber Technologies, 4.80%, 9/15/35  40,000 40
UnitedHealth Group, 4.50%, 4/15/33  40,000 40
UnitedHealth Group, 5.30%, 6/15/35  20,000 21
UnitedHealth Group, 5.875%, 2/15/53  32,000 32
UnitedHealth Group, 5.95%, 6/15/55  10,000 10
Verisk Analytics, 5.125%, 2/15/36  25,000 25
Verizon Communications, 5.00%, 1/15/36  25,000 25
Verizon Communications, 5.875%,
11/30/55  35,000 35
Vistra Operations, 5.70%, 12/30/34 (1) 72,000 74
Vistra Operations, 6.00%, 4/15/34 (1) 15,000 16
Vistra Operations, 6.95%, 10/15/33 (1) 60,000 67
Wells Fargo, VR, 5.15%, 4/23/31 (9) 119,000 123
Wintershall Dea Finance, 1.332%, 9/25/28
(EUR)  100,000 112
Total Corporate Bonds (Cost $10,898) 11,046
EQUITY FUNDS
 8.8%
T. Rowe Price Institutional Emerging
Markets Equity Fund (3) 269,506 10,912
T. Rowe Price Real Assets Fund - I
Class (3) 480,821 8,371
Total Equity Funds (Cost $13,050) 19,283
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.5%
Eagle Funding Luxco , 5.50%, 8/17/30 (1) 250,000 255
Kingdom of Saudi Arabia, 5.125%,
1/13/28 (1) 200,000 204
Ma'aden Sukuk , 5.25%, 2/13/30 (1) 200,000 205
Shares/Par $ Value
(Cost and value in $000s)
‡
Petroleos Mexicanos , 5.95%, 1/28/31  45,000 44
Petroleos Mexicanos , 7.69%, 1/23/50  25,000 22
Petroleos Mexicanos , 8.75%, 6/2/29  65,000 70
Republic of Hungary, Series 35/A, 7.00%,
10/24/35 (HUF)  50,000,000 155
Republic of Peru, 6.20%, 6/30/55  50,000 52
Republic of Romania, 5.375%, 6/7/33
(EUR) (1) 20,000 24
Republic of Romania, 5.75%, 9/16/30 (1) 70,000 72
Republic of Romania, 6.625%, 5/16/36 (1) 66,000 69
Total Foreign Government Obligations &
Municipalities (Cost $1,137) 1,172
MUNICIPAL SECURITIES
 0.0%
California  0.0%
Los Angeles Dept. of Airports, Build
America, 6.582%, 5/15/39  10,000 11
11
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  7,143 8
8
Total Municipal Securities (Cost $18) 19
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 0.9%
BANK5, Series 2024-5YR12, Class A3,
ARM, 5.902%, 12/15/57  20,000 21
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M TSFR + 2.274%,
6.024%, 11/15/34 (1) 25,000 —
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class A, ARM, 4.674%,
10/10/42 (1) 100,000 100
BINOM Securitization Trust, Series 2021-
INV1, Class A1, CMO, ARM, 2.034%,
6/25/56 (1) 45,603 42
BX Commercial Mortgage Trust,
Series 2024-GPA3, Class A, ARM, 1M
TSFR + 1.293%, 5.043%, 12/15/39 (1) 40,133 40
BX Commercial Mortgage Trust,
Series 2024-MDHS, Class A, ARM, 1M
TSFR + 1.641%, 5.391%, 5/15/41 (1) 73,062 73
BX Trust, Series 2025-TAIL, Class A, ARM,
1M TSFR + 1.40%, 5.15%, 6/15/35 (1) 100,000 100
Commercial Mortgage Trust, Series 2016-
CR28, Class AHR, 3.651%, 2/10/49  12,710 13
CONE Trust, Series 2024-DFW1, Class
A, ARM, 1M TSFR + 1.642%, 5.392%,
8/15/41 (1) 45,000 45
Connecticut Avenue Securities Trust,
Series 2025-R02, Class 1A1, CMO, ARM,
SOFR30A + 1.00%, 4.874%, 2/25/45 (1) 9,594 10
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 3,883 4

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 2,159 2
GCAT Trust, Series 2025-NQM1, Class A1,
CMO, STEP, 5.373%, 11/25/69 (1) 82,808 83
HOMES Trust, Series 2025-NQM2, Class
A1, CMO, STEP, 5.425%, 2/25/70 (1) 87,580 88
Imperial Fund Mortgage Trust,
Series 2021-NQM1, Class A1, CMO, ARM,
1.071%, 6/25/56 (1) 64,579 57
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-WPT, Class
AFX, 4.248%, 7/5/33 (1) 20,000 19
JPMorgan Mortgage Trust, Series 2020-5,
Class B2, CMO, ARM, 3.57%, 12/25/50 (1) 21,690 19
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50 (1) 6,205 6
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50 (1) 243 —
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50 (1) 486 —
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class B1A, CMO, ARM, 3.246%,
6/25/50 (1) 26,315 23
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, ARM, 1M
TSFR + 1.592%, 5.342%, 5/15/41 (1) 100,000 100
MFA Trust, Series 2022-INV2, Class A1,
CMO, STEP, 4.95%, 7/25/57 (1) 68,716 69
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.443%, 7/25/70 (1) 96,604 98
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-NQM5, Class A1, CMO,
ARM, 5.439%, 7/25/70 (1) 89,533 90
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51 (1) 70,841 59
Real Estate Asset Liquidity Trust,
Series 2025-1A, Class A1, 3.93%, 1/12/60
(CAD) (1) 209,231 153
Santander Mortgage Asset Receivable
Trust, Series 2025-NQM2, Class A1, CMO,
STEP, 5.732%, 2/25/65 (1) 89,815 91
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, ARM, 1M
TSFR + 1.392%, 5.142%, 5/15/39 (1) 150,000 150
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.435%, 4/25/43  13,137 13
Sequoia Mortgage Trust, Series 2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47 (1) 3,062 3
Starwood Mortgage Residential Trust,
Series 2022-1, Class A1, CMO, ARM,
2.447%, 12/25/66 (1) 92,613 84
Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes,
Series 2024-DNA2, Class A1, CMO, ARM,
SOFR30A + 1.25%, 5.124%, 5/25/44 (1) 25,021 25
Structured Agency Credit Risk Debt Notes,
Series 2025-DNA3, Class M1, CMO, ARM,
SOFR30A + 1.10%, 4.974%, 9/25/45 (1) 33,444 33
Towd Point Mortgage Trust, Series 2019-
HY3, Class A1A, CMO, ARM, 1M TSFR +
1.114%, 4.846%, 10/25/59 (1) 13,527 13
TX Trust, Series 2024-HOU, Class A, ARM,
1M TSFR + 1.591%, 5.341%, 6/15/39 (1) 100,000 100
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 10,523 10
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, ARM, 5.937%,
3/15/40 (1) 100,000 100
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $1,970) 1,936
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 5.0%
U.S. Government Agency
Obligations
 3.9%
Federal Home Loan Mortgage
2.50%, 4/1/30  6,213 6
3.00%, 12/1/42 - 4/1/43  47,516 44
3.50%, 8/1/42 - 3/1/44  67,432 66
4.00%, 8/1/40 - 8/1/45  31,521 30
4.50%, 6/1/39 - 5/1/42  30,714 31
5.00%, 8/1/35 - 8/1/40  9,694 10
6.00%, 10/1/32 - 8/1/38  2,276 2
7.00%, 6/1/32  415 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.361%, 1/1/37  642 1
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  604 1
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  127,474 17
2.50%, 7/25/50  234,954 40
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  9,097 8
2.00%, 8/1/36 - 5/1/52  457,874 382
2.50%, 3/1/42 - 5/1/52  409,681 353
3.00%, 7/1/34 - 8/1/52  181,522 168
3.50%, 11/1/47 - 11/1/54  156,803 147
4.00%, 8/1/37 - 2/1/50  50,363 49
4.50%, 5/1/50 - 10/1/53  94,200 93
5.00%, 9/1/52 - 11/1/55  170,454 171
5.50%, 8/1/53 - 10/1/55  332,697 340
6.00%, 6/1/54 - 8/1/55  281,818 292
6.50%, 9/1/54 - 9/1/55  106,119 111
7.00%, 6/1/54  11,359 12
Federal National Mortgage Assn.
3.00%, 2/1/44  2,785 3
3.50%, 6/1/42 - 1/1/44  58,587 55
4.00%, 11/1/40  12,822 13

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., ARM,
RFUCCT1Y + 1.857%, 6.453%, 8/1/36  884 1
Federal National Mortgage Assn., CMO, IO
2.00%, 1/25/51 - 4/25/52  239,447 32
6.50%, 2/25/32  225 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  65,290 57
2.00%, 9/1/36 - 4/1/52  1,413,997 1,178
2.50%, 1/1/32 - 9/1/52  876,126 759
3.00%, 6/1/27 - 2/1/51  422,496 388
3.50%, 11/1/32 - 1/1/52  178,881 171
4.00%, 7/1/35 - 12/1/52  241,268 233
4.50%, 7/1/39 - 2/1/54  196,887 195
5.00%, 3/1/34 - 11/1/55  272,082 273
5.50%, 12/1/34 - 11/1/55  627,345 641
6.00%, 4/1/33 - 10/1/55  559,934 580
6.50%, 7/1/32 - 8/1/55  228,718 241
7.00%, 4/1/32  102 —
UMBS, TBA (11)
2.00%, 1/1/41 - 1/1/56  650,000 549
2.50%, 1/1/56  400,000 339
3.00%, 1/1/56  120,000 106
3.50%, 2/1/56  120,000 111
4.00%, 1/1/56  240,000 228
4.50%, 1/1/56  55,000 54
5.00%, 1/1/56  55,000 55
8,636
U.S. Government Obligations
 1.1%
Government National Mortgage Assn.
1.50%, 5/20/37  33,983 31
2.00%, 1/20/51 - 3/20/52  325,732 271
2.50%, 8/20/50 - 4/20/52  392,152 340
3.00%, 7/15/43 - 6/20/52  272,999 246
3.50%, 12/20/42 - 7/20/52  205,479 191
4.00%, 7/20/42 - 10/20/52  201,921 195
4.50%, 10/20/39 - 6/20/53  189,486 187
5.00%, 3/20/34 - 4/20/53  107,578 109
5.50%, 10/20/32 - 3/20/49  35,888 37
6.00%, 4/15/36 - 11/20/52  44,741 47
6.50%, 4/15/26  36 —
7.00%, 9/20/27  209 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  3,774 3
3.50%, 10/20/50  25,000 21
Government National Mortgage Assn.,
CMO, IO
2.00%, 12/20/50 - 2/20/51  696,391 83
2.50%, 6/20/51  334,425 48
Government National Mortgage Assn.,
TBA (11)
4.50%, 1/20/55  55,000 54
5.00%, 1/20/56  255,000 254
5.50%, 1/20/56  155,000 157
Shares/Par $ Value
(Cost and value in $000s)
‡
6.00%, 1/20/56  25,000 25
2,299
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$11,221) 10,935
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 6.3%
U.S. Treasury Obligations
 6.3%
U.S. Treasury Bonds, 2.25%, 5/15/41  210,000 155
U.S. Treasury Bonds, 3.25%, 5/15/42  135,000 113
U.S. Treasury Bonds, 3.375%, 8/15/42  655,000 555
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 330
U.S. Treasury Bonds, 4.00%, 11/15/42  710,000 653
U.S. Treasury Bonds, 4.125%, 8/15/44  295,000 272
U.S. Treasury Bonds, 4.125%, 8/15/53  220,000 196
U.S. Treasury Bonds, 4.25%, 2/15/54  490,000 445
U.S. Treasury Bonds, 4.25%, 8/15/54 (12) 860,000 781
U.S. Treasury Bonds, 4.375%, 8/15/43  170,000 163
U.S. Treasury Bonds, 4.50%, 2/15/44  1,160,000 1,127
U.S. Treasury Bonds, 4.50%, 11/15/54  495,000 469
U.S. Treasury Bonds, 4.625%, 11/15/44  695,000 684
U.S. Treasury Bonds, 4.625%, 2/15/55  385,000 372
U.S. Treasury Bonds, 4.75%, 2/15/45  125,000 125
U.S. Treasury Notes, 0.625%, 12/31/27  465,000 440
U.S. Treasury Notes, 3.50%, 9/30/29  135,000 134
U.S. Treasury Notes, 3.625%, 8/31/29  435,000 435
U.S. Treasury Notes, 3.75%, 5/15/28  110,000 111
U.S. Treasury Notes, 3.75%, 12/31/30  45,000 45
U.S. Treasury Notes, 3.75%, 8/31/31  895,000 893
U.S. Treasury Notes, 3.875%, 12/31/27  165,000 166
U.S. Treasury Notes, 3.875%, 4/30/30  330,000 333
U.S. Treasury Notes, 4.00%, 7/31/29  140,000 142
U.S. Treasury Notes, 4.00%, 3/31/30  340,000 345
U.S. Treasury Notes, 4.00%, 1/31/31  845,000 856
U.S. Treasury Notes, 4.125%,
10/31/29 (12) 425,000 432
U.S. Treasury Notes, 4.125%, 3/31/32  100,000 101
U.S. Treasury Notes, 4.25%, 1/31/30  825,000 844
U.S. Treasury Notes, 4.375%, 11/30/28  315,000 322
U.S. Treasury Notes, 4.375%, 12/31/29  100,000 103
U.S. Treasury Notes, 4.375%, 11/30/30  630,000 649
U.S. Treasury Notes, 4.375%, 5/15/34  475,000 486
U.S. Treasury Notes, 4.625%, 4/30/31  160,000 167
U.S. Treasury Notes, 4.625%, 5/31/31  390,000 406
13,850
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $14,018) 13,850

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS
 7.2%
Money Market Funds  7.2%
T. Rowe Price Government Reserve Fund,
3.77% (3)(13) 15,721,332 15,721
Total Short-Term Investments (Cost
$15,721) 15,721
SECURITIES LENDING COLLATERAL
 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund,
3.75% (3)(13) 68,231 68
Total Investments in a Pooled Account
through Securities Lending Program
with JPMorgan Chase Bank 68
Total Securities Lending Collateral (Cost
$68) 68
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options
Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Ten Year Notes
Futures, Put, 2/20/26 @
$111.50 (4) 13 1,462 5
Total Options Purchased (Cost $4) 5
Total Investments in Securities
101.1% of Net Assets
(Cost $163,816) $ 221,867
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $8,983 and represents 4.1% of net assets.
(2) SEC 30-day yield
(3) Affiliated Companies
(4) Non-income producing
(5) See Note 4. All or a portion of this security is on loan at December 31, 2025.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $506 and represents 0.2% of net assets.

T. ROWE PRICE Moderate Allocation Portfolio

.
(8) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at December 31, 2025, was $14 and was valued at $16 (0.0% of net assets).
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,932 and represents 0.9% of net assets.
(12) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
HUF Hungarian Forint
ICP Chilean Average Chamber Index
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PHP Philippines Peso
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Moderate Allocation Portfolio

.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Goldman Sachs, Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 5 Year Index),
Receive 1.00% Quarterly, Pay upon credit default, 12/20/30 2,240 83 81 2
Total Bilateral Credit Default Swaps, Protection Sold 81 2
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: Apollo Debt Solutions at Maturity, Pay
Variable 4.331% (SOFR + 0.48%) at Maturity, 2/23/26 12 1 1 —
JPMorgan Chase, Receive Underlying Reference: Ares Capital at Maturity, Pay Variable
4.331% (SOFR + 0.48%) at Maturity, 2/23/26 19 1 — 1
JPMorgan Chase, Receive Underlying Reference: Ares Strategic Income Fund at Maturity,
Pay Variable 4.331% (SOFR + 0.48%) at Maturity, 2/23/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Bain Capital Specialty Finance at
Maturity, Pay Variable 4.331% (SOFR + 0.48%) at Maturity, 2/23/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Blackstone Secured Lending Fund at
Maturity, Pay Variable 4.331% (SOFR + 0.48%) at Maturity, 2/23/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Blue Owl Capital at Maturity, Pay
Variable 4.331% (SOFR + 0.48%) at Maturity, 2/23/26 28 1 1 —
JPMorgan Chase, Receive Underlying Reference: Blue Owl Credit Income at Maturity, Pay
Variable 4.331% (SOFR + 0.48%) at Maturity, 2/23/26 28 — — —
JPMorgan Chase, Receive Underlying Reference: Carlyle Secured Lending at Maturity, Pay
Variable 4.331% (SOFR + 0.48%) at Maturity, 2/23/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Goldman Sachs Private Credit at
Maturity, Pay Variable 4.331% (SOFR + 0.48%) at Maturity, 2/23/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: Hercules Capital at Maturity, Pay
Variable 4.331% (SOFR + 0.48%) at Maturity, 2/23/26 5 — — —
JPMorgan Chase, Receive Underlying Reference: HPS Corporate Lending Fund at
Maturity, Pay Variable 4.331% (SOFR + 0.48%) at Maturity, 2/23/26 5 — — —
Total Bilateral Total Return Swaps 2 1
Total Bilateral Swaps 83 3
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/30 1,806 42 38 4
Protection Sold (Relevant Credit: Oracle, Baa2*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30 * 112 (2) 1 (3)
Total Centrally Cleared Credit Default Swaps, Protection Sold 1
Interest Rate Swaps (0.0)%
2 Year Interest Rate Swap, Receive Fixed 4.520% Semi-Annually, Pay Variable (1.210)%
(ICP) Semi-Annually, 10/2/27 (CLP) 584,612 1 — 1
2 Year Interest Rate Swap, Receive Fixed 4.533% Semi-Annually, Pay Variable (1.223)%
(ICP) Semi-Annually, 10/1/27 (CLP) 527,321 1 — 1
5 Year Interest Rate Swap, Pay Fixed 4.218% Annually, Receive Variable 4.840% (6M PLN
WIBOR) Semi-Annually, 7/22/30 (PLN) 983 (5) — (5)

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed 4.228% Annually, Receive Variable 4.840% (6M PLN
WIBOR) Semi-Annually, 7/21/30 (PLN) 930 (5) — (5)
Total Centrally Cleared Interest Rate Swaps (8)
Total Centrally Cleared Swaps (7)
Net payments (receipts) of variation margin to date 7
Variation margin receivable (payable) on centrally cleared swaps $ —
*
Credit ratings as of December 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then
Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/16/26 USD 108 MXN 1,995 $ (3)
Bank of America 1/23/26 CHF 75 USD 95 —
Bank of America 2/20/26 EUR 147 USD 173 —
Bank of America 2/20/26 USD 112 GBP 85 (3)
Bank of America 3/6/26 THB 3,600 USD 113 2
Bank of America 3/6/26 USD 23 PHP 1,337 —
Barclays Bank 2/20/26 EUR 11 USD 13 —
Barclays Bank 2/20/26 USD 111 GBP 85 (3)
Deutsche Bank 1/16/26 USD 39 HUF 13,215 (1)
Deutsche Bank 2/20/26 EUR 20 USD 24 —
Deutsche Bank 2/20/26 GBP 170 USD 227 2
Deutsche Bank 3/6/26 USD 23 PHP 1,364 —
Goldman Sachs 1/26/26 CAD 320 USD 230 3
Goldman Sachs 2/20/26 EUR 270 USD 316 2
Goldman Sachs 2/20/26 USD 156 EUR 135 (3)
Goldman Sachs 3/6/26 PHP 6,685 USD 113 —
HSBC Bank 1/23/26 JPY 34,895 USD 226 (3)
HSBC Bank 1/23/26 USD 112 JPY 17,565 (1)
JPMorgan Chase 3/6/26 USD 45 PHP 2,647 —
JPMorgan Chase 3/9/26 MYR 465 USD 114 2
Morgan Stanley 2/20/26 USD 70 EUR 60 (1)
RBC Dominion Securities 1/16/26 HUF 29,254 USD 89 —
RBC Dominion Securities 1/23/26 USD 157 CHF 125 (1)
RBC Dominion Securities 1/26/26 USD 115 CAD 160 (2)
RBC Dominion Securities 2/6/26 CLP 60,645 USD 64 3
Standard Chartered 3/6/26 USD 22 PHP 1,337 —
State Street 1/16/26 HUF 28,473 USD 86 1
State Street 1/16/26 MXN 1,995 USD 108 3
State Street 1/16/26 USD 281 HUF 95,406 (11)
State Street 1/26/26 USD 151 CAD 210 (2)
State Street 2/20/26 EUR 19 USD 23 —
Toronto-Dominion Bank 1/23/26 AUD 250 USD 166 1
Toronto-Dominion Bank 1/26/26 USD 114 CAD 160 (3)
Toronto-Dominion Bank 2/20/26 USD 696 EUR 597 (7)
UBS Investment Bank 1/23/26 CHF 50 USD 63 —
UBS Investment Bank 1/23/26 USD 110 JPY 17,330 —
UBS Investment Bank 2/20/26 EUR 45 USD 53 —
UBS Investment Bank 2/20/26 USD 157 EUR 135 (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (27)

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 3 Euro BOBL contracts 3/26 (409) $ 2
Short, 1 Euro BTP contracts 3/26 (141) —
Short, 2 Euro BUND contracts 3/26 (300) 2
Short, 1 Government of Canada five year bond contracts 3/26 (83) 1
Long, 17 U.S. Treasury Notes five year contracts 3/26 1,858 (5)
Long, 23 U.S. Treasury Notes two year contracts 3/26 4,802 (3)
Short, 6 Ultra U.S. Treasury Bonds contracts 3/26 (708) 9
Short, 4 Ultra U.S. Treasury Notes ten year contracts 3/26 (460) —
Net payments (receipts) of variation margin to date (7)
Variation margin receivable (payable) on open futures contracts $ (1)

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund - I Class, 5.75%  $ (60) $ 598 $ 504
T. Rowe Price Inflation Protected Bond Fund - I Class, 4.19%  — 14 60
T. Rowe Price Institutional Emerging Markets Equity Fund  114 2,590 115
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 6.59%  (14) 1 67
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.05%  (238) 373 692
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.52%  — 27 304
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 3.66%  — (18) 38
T. Rowe Price Real Assets Fund - I Class  145 1,795 287
T. Rowe Price Government Reserve Fund, 3.77% — — 67++
T. Rowe Price Treasury Reserve Fund, 3.75% — — 454++
Totals $ (53)# $ 5,380 $ 2,588+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Emerging Markets Bond Fund - I Class, 5.75%  $ 8,106 $ 653 $ 860 $ 8,497
T. Rowe Price Inflation Protected Bond Fund - I Class, 4.19%  1,075 135 — 1,224
T. Rowe Price Institutional Emerging Markets Equity Fund  8,443 513 634 10,912
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 6.59%  440 807 349 899
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.05%  10,764 1,100 1,823 10,414
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.52%  7,491 1,852 — 9,370
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 3.66%  23 1,023 — 1,028
T. Rowe Price Real Assets Fund - I Class  7,763 587 1,774 8,371
T. Rowe Price Government Reserve Fund, 3.77% 698  ¤  ¤ 15,721
T. Rowe Price Treasury Reserve Fund, 3.75% 9,988  ¤  ¤ 68
Total $ 66,504^
# Capital gain distributions from underlying Price funds represented $148 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $2,588 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $59,991.

T. ROWE PRICE Moderate Allocation Portfolio
December 31, 2025
Statement of Assets and Liabilities
27
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $163,816) $ 221,867
Interest and dividends receivable 461
Receivable for investment securities sold 453
Foreign currency (cost $124) 123
Receivable for shares sold 104
Bilateral swap premiums paid 83
Unrealized gain on forward currency exchange contracts 19
Unrealized gain on bilateral swaps 3
Other assets 159
Total assets 223,272
Liabilities
Payable for investment securities purchased 3,359
Investment management fees payable 71
Obligation to return securities lending collateral 68
Payable for shares redeemed 62
Unrealized loss on forward currency exchange contracts 46
Due to affiliates 15
Variation margin payable on futures contracts 1
Other liabilities 115
Total liabilities 3,737
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 219,535
Net Assets Consist of:
Total distributable earnings (loss) $ 58,534
Paid-in capital applicable to 9,789,072 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 161,001
NET ASSETS $ 219,535
NET ASSET VALUE PER SHARE $ 22.43

T. Rowe Price Moderate Allocation Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $92) $ 4,224
.
  Interest 1,919
Securities lending 3
Total income 6,146
Expenses
Investment management 1,108
Shareholder servicing 319
Prospectus and shareholder reports 12
Custody and accounting 321
Legal and audit 71
Directors 1
Miscellaneous 17
Waived / paid by Price Associates (393)
Total expenses 1,456
Net investment income 4,690
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (net of foreign taxes of $1) 9,711
Futures 118
Swaps (63)
Options written 2
Forward currency exchange contracts (65)
Foreign currency transactions 3
Capital gain distributions from mutual funds 148
Net realized gain 9,854
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $14) 13,673
Futures 18
Swaps (5)
Forward currency exchange contracts (44)
Other assets and liabilities denominated in foreign currencies 18
Change in net unrealized gain / loss 13,660
Net realized and unrealized gain / loss 23,514
INCREASE IN NET ASSETS FROM OPERATIONS
$ 28,204

T. Rowe Price Moderate Allocation Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,690 $ 4,246
Net realized gain 9,8 54 7,703
Change in net unrealized gain / loss 13,660 6,343
Increase in net assets from operations 28,204 18,292
Distributions to shareholders
Net earnings (14,074) (9,974)
Capital share transactions
*
Shares sold 25,120 25,697
Distributions reinvested 14,074 9,974
Shares redeemed (33,949) (27,646)
Increase in net assets from capital share transactions 5,245 8,025
Net Assets
Increase during period 19,375 16,343
Beginning of period 200,160 183,817
End of period $ 219,535 $ 200,160
*Share information (000s)
Shares sold 1,141 1,215
Distributions reinvested 634 475
Shares redeemed (1,545) (1,312)
Increase in shares outstanding 230 378

T. Rowe Price Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Moderate Allocation Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. Rowe Price Moderate Allocation Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. Rowe Price Moderate Allocation Portfolio

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 42,791 $ — $ 42,791
Bond Funds 31,432 — — 31,432
Common Stocks 84,411 27,574 170 112,155
Convertible Preferred Stocks 76 — 336 412
Equity Funds 19,283 — — 19,283
Short-Term Investments 15,721 — — 15,721
Securities Lending Collateral 68 — — 68
Options Purchased 5 — — 5
Total Securities 150,996 70,365 506 221,867
Swaps* — 92 — 92
Forward Currency Exchange Contracts — 19 — 19
Futures Contracts* 14 — — 14
Total $ 151,010 $ 70,476 $ 506 $ 221,992
Liabilities
Swaps* $ — $ 13 $ — $ 13
Forward Currency Exchange Contracts — 46 — 46
Futures Contracts* 8 — — 8
Total $ 8 $ 59 $ — $ 67
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. Rowe Price Moderate Allocation Portfolio

the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2025, and the related location on the accompanying Statement of Assets and
Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 21
Foreign exchange derivatives Forwards 19
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 90
^
,*
Total $ 130
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 18
Foreign exchange derivatives Forwards 46
Credit derivatives Centrally Cleared Swaps 3
Total $ 67
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Inflation derivatives $ — $ — $ — $ — $ (4) $ (4)
Interest rate derivatives (16) — 118 — (67) 35
Foreign exchange derivatives (4) — — (65) — (69)
Credit derivatives (5) 2 — — 8 5
Equity derivatives (7) — — — — (7)
Total $ (32) $ 2 $ 118 $ (65) $ (63) $ (40)

T. Rowe Price Moderate Allocation Portfolio

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, no
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (5) $ — $ 18 $ — $ (7) $ 6
Foreign exchange derivatives — — — (44) — (44)
Credit derivatives — — — — 2 2
Total $ (5) $ — $ 18 $ (44) $ (5) $ (36)
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments .

T. Rowe Price Moderate Allocation Portfolio

collateral was pledged by either the fund or counterparties for bilateral derivatives. As of December 31, 2025, securities valued at $288,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was approximately less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 5% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options

T. Rowe Price Moderate Allocation Portfolio

on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 6% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap)
or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
December 31, 2025, the notional amount of protection sold by the fund totaled $4,158,000 (1.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements,

T. Rowe Price Moderate Allocation Portfolio

potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 2% and 7% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches”
or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO.
Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and

T. Rowe Price Moderate Allocation Portfolio

a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-
announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of December 31, 2025, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Private Investments Issued by Special Purpose Acquisition Companies Special purpose acquisition companies
(SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $806,000; the aggregate value of collateral was $854,000 and consisted of cash collateral and related investments of $68,000 and U.S.
government securities of $786,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S.
government securities aggregated $71,091,000 and $78,270,000, respectively, for the year ended December 31,

T. Rowe Price Moderate Allocation Portfolio

2025. Purchases and sales of U.S. government securities aggregated $32,677,000 and $33,079,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital gains, if any) $ 4,777 $ 5,453
Long-term capital gain 9,297 4,521
Total distributions $ 14,074 $ 9,974
($000s)
Cost of investments $ 164,979
Unrealized appreciation $ 61,281
Unrealized depreciation (4,281)
Net unrealized appreciation (depreciation) $ 57,000
($000s)
Undistributed ordinary income $ 112
Undistributed long-term capital gain 1,494
Net unrealized appreciation (depreciation) 57,000
Loss carryforwards and deferrals (72)
Total distributable earnings (loss) $ 58,534

T. Rowe Price Moderate Allocation Portfolio

deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to straddle deferrals.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets, and a group fee.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates
(the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.85%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $83,000 for the year ended December 31, 2025. Including this amount, expenses previously waived/paid by Price Associates in the amount of $142,000 remain subject to repayment by the fund at
December 31, 2025.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $127,000 for Price Associates and $6,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).

T. Rowe Price Moderate Allocation Portfolio

The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,
2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-
effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price
Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the year ended December 31, 2025, are as follows:
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of December 31, 2025.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to less than $1,000.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Emerging Markets Bond Fund - I Class 0.64% $ 50
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% 1
T. Rowe Price Institutional Emerging Markets Equity Fund 1.00% 106
T. Rowe Price Institutional Floating Rate Fund - Institutional Class 0.55% 5
T. Rowe Price Institutional High Yield Fund - Institutional Class 0.50% 50
T. Rowe Price International Bond Fund (USD Hedged) - I Class 0.48% 42
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class 0.25% 2
T. Rowe Price Real Assets Fund - I Class 0.63% 54
Total Management Fee Waived $ 310

T. Rowe Price Moderate Allocation Portfolio

The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Moderate Allocation Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Moderate Allocation
Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Moderate Allocation Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Moderate Allocation Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$9,297,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $1,544,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $750,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section 163(j), $2,981,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends, $74,000 of the fund's income qualifies as qualified real estate investment trust
(REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E304-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2026